UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10577

                  ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE NEW YORK MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

                                                            Principal
                                                               Amount
                                                                (000)          Value
                                                            ---------   ------------
MUNICIPAL BONDS-158.7%

Long-Term Municipal Bonds-158.7%
Arizona-4.5%
Arizona Hlth Fac Auth Hosp Rev
(Phoenix Childrens Hosp) Ser 02A
6.00%, 2/15/32                                                $ 3,300   $  3,355,671
                                                                        ------------

California-1.4%
California GO
Ser 04
5.00%, 2/01/33                                                  1,000      1,039,390
                                                                        ------------

Florida-5.6%
Capital Region CDD
(South Wood) Ser 01A-2
6.85%, 5/01/31                                                  1,185      1,274,527
Hamal CDD
Ser 01
6.65%, 5/01/21                                                  1,085      1,145,206
Lee Cnty CDD
(Miromar Lakes) Ser 00A
7.25%, 5/01/12                                                  1,600      1,698,096
                                                                        ------------
                                                                           4,117,829
                                                                        ------------

New York-135.3%
Erie Cnty IDA
(City of Buffalo Proj) FSA Ser 03
5.75%, 5/01/23 (a)(b)                                           1,250      1,396,887
(City of Buffalo Proj) FSA Ser 04
5.75%, 5/01/23                                                    950      1,084,397
Hempstead Hgr Ed
(Adelphi Univ Civic Fac) Ser 02
5.50%, 6/01/32                                                  1,320      1,416,809
Madison Cnty Hlth Fac
(Oneida Health Systems) Asset Gty Ser 01
5.35%, 2/01/31                                                  1,500      1,667,850
Nassau Cnty Hlth Fac
(Nassau Hlth Sys Rev) FSA Ser 99
5.75%, 8/01/29                                                  2,400      2,674,848
New York City Ed Fac
(Magen David Yeshivah Proj) ACA Ser 02
5.70%, 6/15/27                                                  2,500      2,681,300
New York City GO
Ser 01B

5.50%, 12/01/31                                                 1,490      1,607,725
Ser 01B Prerefunded 12/01/11 @ 100
5.50%, 12/01/31                                                 3,510      3,934,815
Ser 03C
5.50%, 9/15/19                                                  1,000      1,097,960
Ser 03I
5.75%, 3/01/17                                                  1,200      1,341,888
Ser 04
5.00%, 8/01/21                                                  1,000      1,053,280
Ser 05J
5.00%, 3/01/24                                                  3,000      3,151,320
Series 04G
5.00%, 12/01/23                                                   780        819,710
New York City Hsg Dev Corp MFHR
(Rental Hsg) Ser 02A AMT
5.50%, 11/01/34                                                 1,250      1,291,812
New York City Muni Wtr
Ser 02A
5.125%, 6/15/34                                                 5,000      5,254,900
Ser 03A
5.00%, 6/15/27                                                  2,000      2,106,140
New York City Spec Fac
(Brooklyn Navy Yard) Ser 97 AMT
5.75%, 10/01/36                                                 2,000      2,003,680
(Museum of Modern Art) AMBAC Ser 01D
5.125%, 7/01/31                                                 5,000      5,274,750
New York State
Tobacco Settlement Bonds AMBAC Ser 03A-1
5.25%, 6/01/21                                                  4,000      4,319,040
New York State Dorm Auth
(FHA Insd Maimonides) MBIA Ser 04
5.75%, 8/01/29                                                  5,000      5,696,050
(Jewish Brd Fam & Children) AMBAC Ser 03
5.00%, 7/01/23                                                  1,000      1,061,640
(Mental Hlth Serv) MBIA Ser 01B Prerefunded 8/15/11 @ 100
5.25%, 8/15/31                                                  2,165      2,384,271
(Mental Hlth Serv) Ser 01B MBIA
5.25%, 8/15/31                                                  3,335      3,571,259
New York State Dorm Auth Hlth Fac
(Willow Towers Proj) GNMA Ser 02
5.40%, 2/01/34                                                  2,500      2,676,900
New York State Hsg Fin Agy MFHR
(Patchogue Apts) SONYMA Ser 02A AMT
5.35%, 2/15/29                                                  2,090      2,164,446
New York State Metro Trans Auth
Ser 02A
5.125%, 11/15/31                                                5,500      5,794,855
New York State SFMR
(Mtg Rev) Ser 29 AMT
5.45%, 4/01/31                                                 11,000     11,344,520
New York State UDC
(Empire State) Ser 02A
5.25%, 3/15/32                                                  5,000      5,534,400

(State Pers Income Tax) AMBAC Ser 05A-1
5.00%, 12/15/25                                                   640        686,541
Niagara Cnty Ed Fac
(Niagara University Proj) Asset Gty Ser 01A
5.40%, 11/01/31                                                 1,435      1,535,608
Onondaga Cnty IDA Airport Fac
(Cargo ACQ) Ser 02 AMT
6.125%, 1/01/32                                                 1,000      1,035,680
Suffolk Cnty IDR
(Nissequogue Cogen) Ser 98 AMT
5.50%, 1/01/23                                                  3,740      3,751,818
Triborough Bridge & Tunnel Auth
Ser 02A
5.00%, 1/01/32                                                  5,000      5,194,100
5.125%, 1/01/31                                                 2,500      2,749,500
Yonkers IDA Health Fac
(Malotz Pavilion Proj) MBIA Ser 99
5.65%, 2/01/39                                                  1,200      1,277,256
                                                                        ------------
                                                                         100,637,955
                                                                        ------------

Ohio-0.4%
Port Auth of Columbiana Cnty SWR
(Apex Environmental Llc) Ser 04A AMT
7.125%, 8/01/25                                                   300        303,354
                                                                        ------------

Puerto Rico-11.5%
Puerto Rico Elec Power Auth Rev
XLCA Ser 02-2
5.25%, 7/01/31                                                  3,050      3,278,354
Puerto Rico Hsg Fin Corp SFMR
(Mtg Rev) GNMA Ser 01C AMT
5.30%, 12/01/28                                                 1,780      1,810,171
Puerto Rico Hwy & Trans Auth
Ser 02D
5.375%, 7/01/36                                                 3,250      3,468,855
                                                                        ------------
                                                                           8,557,380
                                                                        ------------

Total Investments-158.7%
(cost $110,538,592)                                                      118,011,579
Other assets less liabilities-1.8%                                         1,352,347
Preferred Stock at redemption value-(60.5%)                              (45,000,000)
                                                                        ------------
Net Assets Applicable to Common Shareholders - 100% (c)                 $ 74,363,926
                                                                        ------------

INTEREST RATE SWAP TRANSACTIONS

                                                     Rate Type
                                         ---------------------------------
                                             Payments          Payments
                Notional                     made by         received by       Unrealized
     Swap        Amount    Termination         the               the          Appreciation/
 Counterparty     (000)        Date         Portfolio         Portfolio      (Depreciation)
-------------------------------------------------------------------------------------------
Goldman Sachs    $6,100       2/03/06        76.48% of          BMA*            $ (6,219)
                                         1 Month LIBOR**
Merrill Lynch     6,100       2/03/06         BMA*            85.10% of           23,219
                                                           1 Month LIBOR**
Merrill Lynch     2,500      11/01/19        3.896%             BMA*             (35,739)
JP Morgan         1,000      11/05/24        4.149%             BMA*             (29,623)

*BMA (Bond Market Association)
**LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS SOLD

                                                            Value at
               Number of                       Original     July 31,     Unrealized
    Type       Contracts   Expiration Month      Value        2005      Appreciation
------------------------------------------------------------------------------------
U.S. T-Note
10 Yr Future       21       September 2005    $2,373,436   $2,330,672      $42,764

Swap 10 Yr
Future              9       September 2005     1,001,216      989,156       12,060
                                                                           -------
                                                                           $54,824
                                                                           -------

(a) Positions, or portions thereof, with a market value of $173,214 have been segregated to collateralize margin requirements for open futures contracts.

(b) Represents entire or partial position as collateral for interest rate swaps.

(c) Portfolio percentages are calculated based on net assets applicable to common shareholders.

     Glossary of Terms:

     ACA      - American Capital Access Financial Guaranty Corporation
     AMBAC    - American Municipal Bond Assurance Corporation
     AMT      - Alternative Minimum Tax- (subject to)
     CDD      - Community Development District
     FHA      - Federal Housing Administration
     FSA      - Financial Security Assurance, Inc.
     GNMA     - Government National Mortgage Association
     GO       - General Obligation
     IDA      - Industrial Development Authority
     IDR      - Industrial Development Revenue
     MBIA     - Municipal Bond Investors Assurance
     MFHR     - Multi-Family Housing Revenue
     SFMR     - Single Family Mortgage Revenue
     SONYMA   - State of New York Mortgage Agency
     SWR      - Solid Waste Revenue
     UDC      - Urban Development Corporation
     XLCA     - XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: September 23, 2005